Taxes on Income	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 13 - TAXES ON INCOME:

a.	Corporate taxation

The income of Eco Wave Power Global AB (publ) is taxed at the standard Swedish corporate tax rate, which was 20.6% for 2024, 2023 and 2022.

The income of Eco Wave Power Ltd. is taxed at the standard Israeli corporate tax rate, which was 23% for 2024, 2023 and 2022.

b.	Tax loss carryforwards:

1)	Eco Wave Power Global AB (publ) - As of December 31, 2024, the tax loss carryforwards of the Parent Company were approximately $3,121. The tax loss carryforwards have no expiration date.

2)	Eco Wave Power Ltd. - As of December 31, 2024, the tax loss carryforwards of Eco Wave Power Ltd. were approximately $8,715. The tax loss carryforwards have no expiration date.

The Group has not created deferred tax assets in respect of these tax loss carryforwards. See Note 2l.

c.	Theoretical taxes

As described in Note 2l, the Group has not recognized any deferred tax assets in the financial statements, as it does not expect to generate taxable income in the foreseeable future. The reported tax on the Group’s income before taxes differs from the theoretical amount that would arise using the tax rate applicable to income of the company as follows:

	Year ended December 31
	2024	2023	2022
	in USD thousands

Loss before taxes	(2,108)	(1,866)	(2,901)

Sweden corporate tax rate	20.6%	20.6%	20.6%

Theoretical tax benefit	(435)	(384)	(598)
Effect of different tax rates in foreign subsidiaries	(33)	(30)	65
Tax losses incurred in the reporting year
for which deferred taxes were not created	468	414	533
Taxes on income for the reported year	-	-	-